ROBIN WAGNER
                                                                  Vice President
                                                                     and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3962
                                                             Fax: (212) 707-7987


VIA EDGAR


                                                                   July 30, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account 45 (Accumulator Select)
          File Nos. 333-73121 and 811-08754
          CIK 0000929634


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Robin Wagner
                                        ------------------------
                                            Robin Wagner


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104